POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2020
Post Employment Benefits Abstract
Post-employment benefits
	At December 31	At December 31
(in thousands)	2020	2019

Accrued benefit obligation	$1,361	$2,258
	$1,361	$2,258

Post-employment benefits-by balance sheet presentation:
Current	$120	$150
Non-current	1,241	2,108
	$1,361	$2,258

Post-employment benefits continuity
(in thousands)	2020	2019

Balance-January 1	$2,258	$2,295
Accretion	57	70
Benefits paid	(90)	(107)
Experience gain adjustment	(864)	—
Balance-December 31	$1,361	$2,258